Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2023 $’000	2022 $’000	2021 $’000
Group
Finance Income
Loan Interest Received	1,154	32	-
Total finance income	1,154	32	-

Finance Expense
Finance charge accrued on convertible loan notes	-	-	163
Interest expense on lease liabilities	10	7	13
Fair Value loss on Investment	402	869	-
Total finance Expense	412	876	176
Net finance income/ (expense) recognized in Consolidated statements of operations and comprehensive loss	742	(844)	(176)